Income Taxes	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
INCOME TAXES

7. INCOME TAXES

Enterprise income tax

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company incorporated in the British Virgin Islands is not subject to tax on income or capital gain. Additionally, the British Virgin Islands does not impose a withholding tax on payments of dividends to shareholders.

Cayman Islands

Under the current laws of the Cayman Islands, the subsidiary of the Company incorporated in the Cayman Islands is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Singapore

Under Singapore tax laws, subsidiaries in Singapore are subject to statutory income tax rate at 17.0% if revenue is generated in Singapore and there are no withholding taxes in Singapore on remittance of dividends.

Dubai

Subsidiaries in Dubai are subject to statutory income tax rate at 9% above the threshold of 375,000AED.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the subsidiary of the Company in Hong Kong is subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

South Korea

Under South Korea tax laws, subsidiaries incorporated in South Korea are subject to graduate rates ranging from 9% to 24%, depending on the level of taxable income, and is subject to an additional local income surtax of 10% of the corporate income tax liability.

The PRC

The Company’s subsidiaries and the VIE that are each incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the new PRC Enterprise Income Tax Laws (“PRC Income Tax Laws”) effective from January 1, 2008. Pursuant to the PRC Income Tax Laws, the Company’s PRC subsidiaries and the VIE are subject to a CIT statutory rate of 25%.

Under the PRC Income Tax Laws, an enterprise which qualifies as a High and New Technology Enterprise (“the HNTE”) is entitled to a preferential tax rate of 15% provided it continues to meet HNTE qualification standards on an annual basis. SG qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2018 to 2026. HX qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2017 to 2026. LH qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2016 to 2027. The company is renewing the certification. WLT qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2017 to 2026.

Under the PRC Income Tax Laws, during the period from January 1, 2010 to December 31, 2030, an enterprise which established in region of Holgus and Kashgar is entitled to a preferential tax rate of 0% in five consecutive years and a preferential tax rate of 9% for the next five years since the first-year income generated from operations provided it continues to meet the conditions within the required scope.

Holgus X qualifies for the conditions and entitled for a preferential tax rate of 0% from 2017 to 2021 and a preferential tax rate of 9% from 2022 to 2026. Kashgar Times qualifies for the conditions and entitled for a preferential tax rate of 0% from 2016 to 2020 and a preferential tax rate of 9% from 2021 to 2025. Holgus H qualifies for the conditions and entitled for a preferential tax rate of 0% from 2020 to 2025 and a preferential tax rate of 9% from 2026 to 2030. Kashgar Lehong qualifies for the conditions and entitled for a preferential tax rate of 0% from 2020 to 2025 and a preferential tax rate of 9% from 2026 to 2030. For the six months ended June 30, 2025 and 2026, total tax saving for the preferential tax rate were RMB6,255 and RMB1,137 (US$168), respectively, the impacts on basic EPS were RMB0.5 and RMB0.0 (US$0.0), respectively, and the impacts on dilutive EPS were RMB0.2 and RMB0.1 (US$0.0), respectively.

Uncertain tax positions

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2025 and June 30, 2026, the Company did not have any significant unrecognized uncertain tax positions.

The Company did not incur any interest or penalty related to potential underpaid income tax expenses for the six months ended June 30, 2025 and 2026, and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from June 30, 2026.

The income tax expenses comprise:

	For the six months ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Current income tax expense	3,439	495	73
Deferred income tax expense (benefit)	(831)	8	1
Income tax expenses	2,608	503	74

A reconciliation of the differences between the statutory tax rate and the effective tax rate for CIT for the six months ended June 30, 2025 and 2026 is as follows:

	For the six months ended June 30,
	2025	2026
Income tax computed at PRC statutory tax rate	25.0%	25.0%
Effect of tax-preferential entities	50.6%	(5.9)%
Non-deductible expenses and others	(54.5)%	(16.5)%
Income tax expense	21.1%	2.6%

The components of deferred taxes are as follows:

	As of December 31,	As of June 30,
	2025	2026	2026
	RMB	RMB	US$
Deferred tax assets:
Allowance for credit losses	33,941	33,875	4,993
Net operating losses carried forward	3,347	3,382	498
Total deferred tax assets	37,288	37,257	5,491

Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets for the Company. Thus, there were no valuation allowances as of December 31, 2025 and June 30, 2026 for the deferred tax assets.